EMPLOYEE BENEFIT (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
EMPLOYEE BENEFIT
Amount of Contributions	$ 2,187,910	$ 1,956,917	$ 1,024,927